Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Accumulated Other Comprehensive Income	Accumulated Other Comprehensive Income (Loss)

Comprehensive income (loss) includes all changes in shareholders’ equity (except those arising from transactions with owners/shareholders) and includes net income, net unrealized gains or losses on available-for-sale securities, the impact of changes in the non-performance risk used in the remeasurement of market risk benefits, and the impact of changes in the discount rate used in the remeasurement of our reserves for future policy benefits and claims payable.

The following table represents changes in the balance of accumulated other comprehensive income (loss) ("AOCI"), net of income tax, related to unrealized investment gains (losses) (in millions, recast for the adoption of LDTI for 2022 and 2021):

	Years Ended December 31,
	2022	2021	2020
Balance, beginning of period (1)	$1,360	$3,821	$2,398

Change in accounting principle, net of tax	—	(385)	—

Other comprehensive income (loss):
Change in unrealized gains (losses) of investments	(8,296)	(1,829)	2,598
Change in current discount rate - reserve for future policy benefits (2)	1,664	507	—
Change in non-performance risk on market risk benefits	1,875	(424)	—
Change in unrealized gains (losses) - other	36	37	131
Change in deferred tax asset	114	371	(602)
Other comprehensive income (loss) before reclassifications	(4,607)	(1,338)	2,127
Reclassifications from AOCI, net of tax	(131)	(738)	(704)
Other comprehensive income (loss)	(4,738)	(2,076)	1,423
Balance, end of period (1)	$(3,378)	$1,360	$3,821
(1)Includes $(2,106) million and $287 million related to the investments held within the funds withheld account related to the Athene Reinsurance Transaction as of December 31, 2022 and December 31, 2021, respectively.
(2)Represents the impact of changes in the discount rate used in the remeasurement of our direct reserves for future policy benefits and claims payable, net of the remeasurement of ceded reserves for future policy benefits and claims payable.

The following table represents amounts reclassified out of AOCI (in millions, recast for the adoption of LDTI for 2022 and 2021):

AOCI Components	Amounts Reclassified from AOCI			Affected Line Item in the Consolidated Income Statement

	Years Ended December 31,
	2022	2021	2020
Net unrealized investment gain (loss):
Net realized gain (loss) on investments	$(167)	$(932)	$(1,148)	Net gains (losses) on derivatives and investments
Other impaired securities	—	(10)	10	Net gains (losses) on derivatives and investments
Net unrealized gain (loss)	(167)	(942)	(1,138)
Amortization of deferred acquisition costs	—	—	247
Reclassifications, before income taxes	(167)	(942)	(891)
Income tax expense (benefit)	(36)	(204)	(187)
Reclassifications, net of income taxes	$(131)	$(738)	$(704)